Stock-based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation:
Old Xanadu Long Term Incentive Plan
Upon the Closing of the Reverse Recapitalization, each outstanding option to purchase Old Xanadu Voting Common Shares, under the Company's 2017 Equity Incentive Plan (the "2017 Plan") and the 2018 Equity Incentive Plan (the "2018 Plan"), was exchanged for a Xanadu Class A Multiple Voting Share Option, and each option to purchase Old Xanadu Non-Voting Common Shares was exchanged for a Xanadu Class B Subordinate Voting Share Option.
The number of Xanadu shares subject to each assumed option was determined by multiplying the number of Old Xanadu common shares subject to the original option by the Exchange Ratio (rounded down to the nearest whole share). The per-share exercise price was determined by dividing the prior exercise price by the Exchange Ratio and rounded pursuant to the Plan of Arrangement. All other terms and conditions, including vesting schedules and expiration terms, remain unchanged. As of the Closing, the strike price was converted from Canadian dollars to U.S. dollars to align with the trading of the Xanadu Class B Subordinate Voting Shares on the Nasdaq market.
The Board of Directors of Old Xanadu authorized the grant of restricted shares and stock options for up to 1,393,773 non-voting common shares under the Company’s 2017 Plan and 5,749,323 non-voting common shares under the 2018 Plan. After giving effect to the Exchange Ratio, these authorizations represent 15,726,911 and 64,873,614 adjusted shares, respectively.
The options granted to date under the 2017 Plan and 2018 Plan have a service condition with the following vesting terms: (a) 25% of the options granted vest on a date that is one year after the date the service period begins and (b) the remaining unvested options vest in equal monthly installments for an additional 36 months.
Options generally expire 10 years from the original grant date or 90 days from an employee’s termination date. However, the Company has granted expiration extensions to certain terminated employees to June 30, 2026 and in one instance, to November 27, 2026.
With the Closing of the Reverse Recapitalization on March 26, 2026, no new equity awards will be granted under the 2017 Plan and the 2018 Plan. In connection with the Reverse Recapitalization, new grants are issued under the Omnibus Long Term Incentive Plan described below.
Omnibus Long Term Incentive Plan
The Company’s Board of Directors adopted the Xanadu Omnibus Long Term Incentive Plan (the "Omnibus Plan") in connection with the Closing of the Reverse Recapitalization. The Omnibus Plan reserves an amount of Xanadu shares for grant equal to 15% of the Xanadu shares issued and outstanding from time to time. The Company's equity awards corresponding to Old Xanadu equity awards do not reduce the number of shares available for issuance under the Omnibus Plan. The Omnibus Plan permits the grant of several award types, including:
•Stock Options (Incentive Stock Options and Non-Qualified Stock Options).
•Share Appreciation Rights (SARs),
•Restricted Share Units (RSUs) and Performance Share Units (PSUs) and;
•Deferred Share Units (DSUs).
Refer to the Restricted Share Units table below for awards granted under the Omnibus Plan for the three and six months ended June 30, 2026.
Stock Options
The following is a summary of the Company’s stock options activity (as adjusted for the Exchange Ratio established in the Reverse Recapitalization) during the six months ended June 30, 2026):

	Number of Options	Weighted average exercise price (USD)	Weighted average remaining contractual term (years)	Aggregate intrinsic value (USD)
Balance as of December 31, 2025	49,486,556	$1.19	6.65	$290,074
Granted	—	—
Exercised	2,065,434	0.67
Expired and forfeited	454,619	1.44
Balance as of June 30, 2026	46,966,503	$1.21	7.01	$511,916
Exercisable as of June 30, 2026	32,745,059	$0.72	7.18	$373,068
Unvested as of June 30, 2026	14,221,444	$2.35	5.29	$138,848
As of June 30, 2026 there were 3,261,109 options to purchase Xanadu Class A Multiple Voting Shares and 43,705,394 options to purchase Xanadu Class B Subordinate Voting shares issued and outstanding. There were no options granted during the three and six months ended June 30, 2026 and 2025.
For the six months ended June 30, 2026 and 2025, the total intrinsic value of stock options exercised was C$23,626 and C$307, respectively.
Restricted Share Units ("RSUs")
The following is a summary of the Company’s RSU activity during the six months ended June 30, 2026:

	Number of RSU's	Weighted Average Grant Date Fair Value (USD)
Balance as of December 31, 2025	—	$—
Granted	3,017,276	14.28
Expired and forfeited	6,976	12.52
Balance as of June 30, 2026	3,010,300	$14.29
Vested as of June 30, 2026	55,896	$16.93
Unvested as of June 30, 2026	2,954,404	$14.24
Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense related to stock options and RSUs classified in the consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2026 and 2025:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Cost of revenue	$5	$8	$42	$17
Research and development	2,544	677	3,588	1,320
General and administrative	2,088	145	2,394	285
Sales and marketing	41	18	62	36
Total stock-based compensation expense	$4,678	$848	$6,086	$1,658
Stock-based compensation capitalized to intangible assets for the three months ended June 30, 2026 and 2025 was $80 and $48, respectively. Stock-based compensation capitalized to intangible assets for the six months ended June 30, 2026 and 2025 was $111 and $101, respectively.
As of June 30, 2026, total unrecognized stock-based compensation cost related to unvested stock options and RSUs was $53,252. This amount will be recognized over a weighted-average period of approximately 2.8 years.